INVESTMENT ACCOUNTED FOR USING THE EQUITY METHOD (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Interest In Other Entities [Abstract]
Schedule of associates

Name of entity	Place of business	% of ownership interest			Nature of relationship	Measurement method
		2021	2020	2019
BioConnection B.V.	Oss, NL	43.85%	43.85%	43.85%	Associate	Equity

US$ '000 Name of entity	Carrying amount
	2021	2020	2019
BioConnection B.V.

Balance at January 1	7,118	6,177	—

Movement during the year
Initial recognition	—	—	5,690
Share in net profit	694	361	257
Recognition of financial guarantee	—	—	247
Amortization of financial guarantee	(33)	(32)	(22)
Currency Translation	(578)	612	5

Balance at December 31	7,201	7,118	6,177

Name of entity	Place of business	% of ownership interest			Nature of relationship	Measurement method
		2021	2020	2019
Orchard Therapeutics Plc.	London, UK	1.00%	—%	—%	Investment	Fair value

US$ '000 Name of entity	Carrying amount
	2021	2020	2019
Orchard Therapeutics Plc.

Balance at January 1	—	—	—

Movement during the year
Initial recognition	4,589	—	—
Share in net profit	—	—	—
Fair value adjustments through OCI	(3,077)
Amortization of financial guarantee	—	—	—
Currency Translation	(63)	—	—

Balance at December 31	1,449	—	—